Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Jan. 02, 2011	Oct. 03, 2010	Jul. 04, 2010	Apr. 04, 2010	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Comparison of income taxes at Statutory rate and Company's effective tax rate
U.S.									$ 3,634	$ 6,392	$ 7,141
International									8,727	10,555	8,614
Earnings before provision for taxes on income	$ 318	$ 4,111	$ 3,422	$ 4,510	$ 2,228	$ 4,219	$ 4,220	$ 6,280	$ 12,361	$ 16,947	$ 15,755
Tax rates:
U.S. statutory rate									35.00%	35.00%	35.00%
International subsidiaries excluding Ireland									(14.00%)	(7.50%)	(6.70%)
Ireland and Puerto Rico operations									(1.80%)	(5.10%)	(5.10%)
Research and orphan drug tax credits									(0.80%)	(0.60%)	(0.60%)
U.S. state and local									2.10%	1.00%	1.80%
U.S. manufacturing deduction									(0.80%)	(0.50%)	(0.40%)
U.S. tax on international income									(0.40%)	(0.60%)	(1.60%)
All other									2.50%	(0.40%)	(0.30%)
Effective tax rates									21.80%	21.30%	22.10%